Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows Provided by (Used in) Operating Activities:
Net income (loss)	$ 35,387	$ (19,142)	$ (8,978)	$ (57,775)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5	54	92	131
Loss on disposal of assets	18	0
Net accretion of discounts/premiums on debt securities	(56)	(363)	(573)	(1,612)
Share-based compensation	1,037	3,493	5,314	7,993
Gain on sale of joint venture			(22,350)	0
Loss on investment in joint venture	0	874	874	2,239
Changes in operating assets and liabilities:
Prepaid expenses, operating right-of-use assets and other current assets	2,288	(2,085)	(2,043)	2,724
Accounts payable	707	(159)	(152)	(698)
Accrued expenses, tax liability and operating lease liabilities	(1,233)	(832)	(1,149)	(3,344)
Deferred revenue	(212)	(424)	(848)	1,060
Net cash provided by (used in) operating activities	37,941	(18,584)	(29,813)	(49,282)
Cash Flows Provided by Investing Activities:
Purchases of marketable securities	0	(9,884)	(17,697)	(48,933)
Proceeds from maturities of marketable securities	23,400	25,500	46,465	84,425
Proceeds from sale of common stock received from sale of joint venture			20,000	0
Investment in joint venture	0	(1,500)	(1,500)	(2,000)
Net cash provided by investing activities	23,400	14,116	47,268	33,492
Cash Flows Provided by Financing Activities:
Proceeds from the issuance of common stock from a securities purchase agreement			0	5,405
Proceeds from the issuance of common stock under the stock purchase plan	13	10	16	62
Proceeds from the issuance of common stock from exercise of stock options	121	0
Payments of offering costs			0	(268)
Net cash provided by financing activities	134	10	16	5,199
Net increase (decrease) in cash and cash equivalents	61,475	(4,458)	17,471	(10,591)
Cash and cash equivalents—beginning of year	31,374	13,903	13,903	24,494
Cash and cash equivalents—end of year	$ 92,849	$ 9,445	$ 31,374	$ 13,903